Summary Of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Summary Of Property, Plant And Equipment

Asset Class	Estimated Useful Life Range
Buildings	5 to 20 years
Equipment	2 to 20 years